Consolidated Balance Sheets	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Current assets:
Cash and cash equivalent	$ 30,919,014	$ 3,973,707	$ 41,795,661
Accounts receivable, net	1,074,940	138,151	1,274,500
Deposit and prepayment	107,500	13,816	51,730
Deferred cost of revenue	752,367	96,694	523,392
Due from shareholders	100	13	100
Total current assets	32,896,621	4,227,869	43,688,083
Non-current assets
Property and equipment, net	773,040	99,351	74,134
Intangible assets			4,093,451
Goodwill			10,176,959
Right of use asset-finance lease	12,824	1,648	89,770
Right of use asset-operating lease	996,784	128,107	1,516,818
Interest in joint venture
Rental deposit	179,276	23,041	179,276
Total non-current assets	1,961,924	252,147	16,130,408
TOTAL ASSETS	34,858,545	4,480,016	59,818,491
Current liabilities:
Account payable	363,750	46,749
Bank loans – current	304,657	39,154	594,627
Other loans - current	3,681,815	473,186	856,040
Accrued expenses and other liabilities	938,572	120,625	1,024,081
Lease liability-operating lease	546,639	70,254	520,034
Lease liability-finance lease	20,902	2,686	122,156
Contract liabilities	2,069,373	265,955	1,747,463
Deferred tax liabilities			844,274
Tax payables			159,881
Due to directors	1,955,665	251,342	989,656
Total current liabilities	9,881,373	1,269,951	6,858,212
Non-current liabilities
Bank loans – non-current			305,485
Lease liability-operating lease-non-current	450,145	57,853	996,784
Lease liability-finance lease-non-current			20,902
Total non-current liabilities	450,145	57,853	1,323,171
TOTAL LIABILITIES	10,331,518	1,327,804	8,181,383
Shareholders’ equity
Additional paid-in capital	97,399,073	12,517,713	54,100,357
Capital reserves	10,000,000	1,285,198	10,000,000
Accumulated deficit	(82,884,856)	(10,652,345)	(12,475,125)
Total shareholders’ equity	24,527,027	3,152,212	51,637,108
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	34,858,545	4,480,016	59,818,491
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	11,876	1,526	11,876
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	934	120
Related Party
Current assets:
Due from a related party	$ 42,700	$ 5,488	$ 42,700